November 29, 2011

TOUCHSTONE INVESTMENT TRUST

TOUCHSTONE CORE BOND FUND

TOUCHSTONE HIGH YIELD FUND

TOUCHSTONE INSTITUTIONAL MONEY MARKET FUND

TOUCHSTONE MONEY MARKET FUND

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2011, AS AMENDED, AND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 27, 2011 (CORE BOND FUND)

Change in Service Provider

Effective as of December 5, 2011, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) will replace JPMorgan Chase Bank, N.A. (“JPMorgan”) as Transfer Agent of the Funds.  BNY Mellon has also replaced JPMorgan as the Funds’ Sub-Administrator and Fund Accountant.  All references to JPMorgan in the Prospectus and Statement of Additional Information will hereby be replaced with BNY Mellon Investment Servicing (US) Inc.

The new mailing address of Touchstone Investments is as follows:

Touchstone Investments

P.O. Box 9878

Providence, RI 02940

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-55-TINT-S11-1111